Shareholders' Equity - Treasury Stock	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Shareholders' Equity - Treasury Stock
17.	Shareholders’ Equity – Treasury Stock

On August 9, 2018, the Company’s Board of Directors approved a share repurchase program that enables the Company to repurchase up to $75 million of its ordinary shares effective immediately and expiring in one year. Share repurchases may be made through a variety of methods, including in the open market, a 10b5-1 program and through privately negotiated transactions. The timing and number of ordinary shares repurchased will depend on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The Company is not obligated to acquire any specific number of ordinary shares and the repurchase program may be suspended, terminated or modified at any time for any reason.

Under the share repurchase program, the Company purchased 1,544,475 shares at a cost of $ 26 million with a weighted average cost per share of $16.84, for the period ended December 31, 2018. As of December 31, 2018, $ 49 million remained available for repurchase under the current authorization.